Revenue - Contract costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Contract costs	$ 1,016,000	$ 2,308,000
Reimbursable bid costs
Capitalized Contract Cost [Line Items]
Contract costs	0	670,000
Capitalized costs	0	248,000
Fulfillment costs
Capitalized Contract Cost [Line Items]
Contract costs	1,016,000	1,638,000
Capitalized costs	$ 1,016,000	$ 2,611,000